Stockholders' Equity (Details) - USD ($)							1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 24, 2023	Jun. 16, 2023	May 04, 2023	Apr. 29, 2022	Apr. 26, 2022	May 31, 2021	Feb. 20, 2024	May 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Jul. 16, 2023	Jun. 30, 2023	Apr. 30, 2022	Feb. 18, 2014
Stockholders’ Equity [Line Items]
Common stock shares authorized									130,000,000	130,000,000	130,000,000					130,000,000
Preferred stock shares authorized																20,000,000
Par value (in Dollars per share)																$ 0.001
Common stock par value (in Dollars per share)									$ 0.001	$ 0.001	$ 0.001
Exercise price (in Dollars per share)													$ 3.146	$ 5.6
Equity ownership percentage						3.00%
Registered offering units shares		1,000,000												2,000,000
Proceeds net of issuance costs (in Dollars)		$ 4,808
Warrant expiration term		5 years
Aggregate gross sales price (in Dollars)			$ 5,500,000
Percentage of gross proceeds			3.00%
Aggregate net proceeds (in Dollars)										$ 495
Net of issuance costs (in Dollars)									$ 1,804,000	$ 495,000
Offering Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)		$ 5.6
Convertible Note Payable [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)							$ 1.2705					$ 1,940
Conversion shares				395,542			84,729
Conversion of Series A and Series B Preferred Stock to Common Stock [Member]
Stockholders’ Equity [Line Items]
Conversion shares				269,334
Common stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock									1,123,439	232,100
Issued shares common stock										98,909	39,809
Weighted average price (in Dollars per share)									$ 1.113
Net of issuance costs (in Dollars)									$ 1,000	$ 1,000
Common stock [Member] | Convertible Note Payable [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)												$ 1.94
Common stock [Member] | At-the-Market Offering Program [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock									1,033,592
Weighted average price (in Dollars per share)									$ 1.83
Net of issuance costs (in Dollars)									$ 1,834
Lincoln Park Capital Fund, LLC [Member]
Stockholders’ Equity [Line Items]
Line of credit (in Dollars)	$ 10,000,000								$ 10,000,000	$ 10,000,000
Equity Distribution Agreement [Member]
Stockholders’ Equity [Line Items]
Weighted average price (in Dollars per share)										$ 2.27
Underwriting Agreement [Member]
Stockholders’ Equity [Line Items]
Purchase of warrant shares					9,600										9,600
Exercise price (in Dollars per share)					$ 50
Amended and Restated Exclusive Sales Representative Agreement [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock						31,235
Equity ownership percentage								3.00%		3.00%
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares authorized									4,500,000	4,500,000
Par value (in Dollars per share)									$ 0.001	$ 0.001
Preferred stock, designated shares									4,500,000	4,500,000
Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, designated shares									491,222	491,222
IPO [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock					320,000
Common stock par value (in Dollars per share)					$ 0.001
Price per share (in Dollars per share)					$ 50	$ 50		$ 50
Net proceeds from issuance of initial public offering (in Dollars)				$ 13,800,000
Issued shares common stock						8,574